Defined benefit plans (Detail 9) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Swiss pension plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	$ (1,793)		$ (1,505)
Decrease by 50 basis points	[1]	2,048		1,710
Swiss pension plan | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	117		76
Decrease by 50 basis points	[1]	(111)		(73)
Swiss pension plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	1,413		1,221
Swiss pension plan | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	236		175
Decrease by 50 basis points	[1]	$ (188)	[2]	(102)
Portion of retirement savings subject to legal minimum interest rate		20.00%
Legal minimum interest rate on retirement savings		1.00%
Swiss pension plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	$ 1,061		886
UK pension plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(370)		(346)
Decrease by 50 basis points	[1]	423		395
UK pension plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	358		331
Decrease by 50 basis points	[1]	(316)		(299)
UK pension plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	182		154
US and German pension plans | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(91)		(86)
Decrease by 50 basis points	[1]	99		93
US and German pension plans | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	1		1
Decrease by 50 basis points	[1]	(1)		(1)
US and German pension plans | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	8		7
Decrease by 50 basis points	[1]	(7)		(7)
US and German pension plans | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	9		9
Decrease by 50 basis points	[1]	(8)		(9)
US and German pension plans | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	60		51
UBS AG | Swiss pension plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(1,030)		(853)
Decrease by 50 basis points	[1]	1,181		972
UBS AG | Swiss pension plan | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	74		49
Decrease by 50 basis points	[1]	(71)		(47)
UBS AG | Swiss pension plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	793		673
UBS AG | Swiss pension plan | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	142		107
Decrease by 50 basis points	[1]	$ (113)	[3]	(62)
Portion of retirement savings subject to legal minimum interest rate		17.70%
Legal minimum interest rate on retirement savings		1.00%
UBS AG | Swiss pension plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	$ 566		459
UBS AG | UK pension plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(370)		(346)
Decrease by 50 basis points	[1]	423		395
UBS AG | UK pension plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	358		331
Decrease by 50 basis points	[1]	(316)		(299)
UBS AG | UK pension plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	182		154
UBS AG | US and German pension plans | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(91)		(86)
Decrease by 50 basis points	[1]	99		93
UBS AG | US and German pension plans | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	1		1
Decrease by 50 basis points	[1]	(1)		(1)
UBS AG | US and German pension plans | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	8		7
Decrease by 50 basis points	[1]	(7)		(7)
UBS AG | US and German pension plans | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	9		9
Decrease by 50 basis points	[1]	(8)		(9)
UBS AG | US and German pension plans | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	$ 60		$ 51

[1]	The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded
[2]	As of 31 December 2020, 20% of retirement savings were subject to a legal minimum rate of 1.00%.
[3]	As of 31 December 2020, 17.7% of retirement savings were subject to a legal minimum rate of 1.00%.